REVENUES	9 Months Ended
Sep. 30, 2025
Segments, Geographical Areas [Abstract]
REVENUES
NOTE 8 - REVENUES

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Sale of Products
United States	$7,619	$7,899	$22,685	$21,832
Europe	1,182	822	2,908	2,546
Israel	1,708	665	5,611	2,561
Other	2,108	2,778	6,600	8,892
	$12,617	$12,164	$37,804	$35,831

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Sale of Services
United States	$22,604	$21,370	$62,445	$56,365
Europe	4,932	3,463	13,955	7,988
Israel	1,508	1,220	4,778	3,669
Other	4,574	2,242	12,499	7,219
	$33,618	$28,295	$93,677	$75,241

b.	Contract liabilities:

	September 30,	December 31,
	2025	2024
Opening balance	$6,928	$5,239
Revenue deferrals	4,230	7,012
Revenue recognized	(4,611)	(5,323)
Closing balance	$6,547	$6,928